Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 13 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

A.	Transactions:

	Year ended December 31,
	2023	2022	2021

Revenues	--	--	$888
General and administrative expenses (*)	$22	$147	--

(*)	In 2023, one time bonus in the amount of $22 to CEO. In 2022, one time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.

B.	Balances:

	December 31,
	2023	2022

Other current assets	--	$27